Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

October 31, 2019

Dates Covered
Collections Period	10/01/19 - 10/31/19
Interest Accrual Period	10/15/19 - 11/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/19	724,120,769.57	32,625
Yield Supplement Overcollateralization Amount 09/30/19	41,764,468.86	0
Receivables Balance 09/30/19	765,885,238.43	32,625
Principal Payments	26,488,624.39	537
Defaulted Receivables	1,309,919.27	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/19	39,683,597.50	0
Pool Balance at 10/31/19	698,403,097.27	32,040

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.17%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	6,643,224.78	253
Past Due 61-90 days	1,945,261.55	78
Past Due 91-120 days	346,345.89	17
Past Due 121+ days	0.00	0
Total	8,934,832.22	348

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	852,803.20
Aggregate Net Losses/(Gains) - October 2019	457,116.07
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.72%
Prior Net Losses Ratio	1.00%
Second Prior Net Losses Ratio	0.68%
Third Prior Net Losses Ratio	0.52%
Four Month Average	0.73%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	8,031,635.62
Actual Overcollateralization	8,031,635.62
Weighted Average APR	4.13%
Weighted Average APR, Yield Adjusted	6.79%
Weighted Average Remaining Term	54.24

Flow of Funds	$ Amount

Collections	29,925,085.69
Investment Earnings on Cash Accounts	10,862.09
Servicing Fee	(638,237.70)
Transfer to Collection Account	-
Available Funds	29,297,710.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,766,635.81
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,740,283.45
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	8,031,635.62
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,962,896.95

Total Distributions of Available Funds	29,297,710.08

Servicing Fee	638,237.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 10/15/19	715,793,380.72
Principal Paid	25,421,919.07
Note Balance @ 11/15/19	690,371,461.65

Class A-1
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-2a
Note Balance @ 10/15/19	198,427,062.73
Principal Paid	20,882,290.66
Note Balance @ 11/15/19	177,544,772.07
Note Factor @ 11/15/19	55.1381280%

Class A-2b
Note Balance @ 10/15/19	43,136,317.99
Principal Paid	4,539,628.41
Note Balance @ 11/15/19	38,596,689.58
Note Factor @ 11/15/19	55.1381280%

Class A-3
Note Balance @ 10/15/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	351,000,000.00
Note Factor @ 11/15/19	100.0000000%

Class A-4
Note Balance @ 10/15/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	76,260,000.00
Note Factor @ 11/15/19	100.0000000%

Class B
Note Balance @ 10/15/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	31,320,000.00
Note Factor @ 11/15/19	100.0000000%

Class C
Note Balance @ 10/15/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	15,650,000.00
Note Factor @ 11/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,912,894.06
Total Principal Paid	25,421,919.07
Total Paid	27,334,813.13

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	497,721.22
Principal Paid	20,882,290.66
Total Paid to A-2a Holders	21,380,011.88

Class A-2b
One-Month Libor	1.91350%
Coupon	2.05350%
Interest Paid	76,277.59
Principal Paid	4,539,628.41
Total Paid to A-2b Holders	4,615,906.00

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.8371484
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4152772
Total Distribution Amount	26.2524256

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.5457181
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	64.8518343
Total A-2a Distribution Amount	66.3975524

A-2b Interest Distribution Amount	1.0896799
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	64.8518344
Total A-2b Distribution Amount	65.9415143

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	68.46
Noteholders' Third Priority Principal Distributable Amount	615.61
Noteholders' Principal Distributable Amount	315.93

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/19	2,609,619.51
Investment Earnings	4,447.21
Investment Earnings Paid	(4,447.21)
Deposit/(Withdrawal)	-
Balance as of 11/15/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51